Trade and Other Payables (Details) - USD ($) $ in Thousands	Jun. 30, 2024	Dec. 31, 2023
Trade and other payables [abstract]
Trade payables	$ 8,125	$ 14,637
Accrued expenses	21,434	28,187
Liability for share-based awards	1,886	1,281
Other	1	3
Total trade and other payables	$ 31,445	$ 44,107